Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Income Statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Associates	S/ (5,308)	S/ (5,566)	S/ 8,304
Joint ventures	1,599	6,039	(5,269)
Share of profit loss of associates and joint ventures accounted for using equity method	S/ (3,709)	S/ 473	S/ (590,066)